Aberdeen Funds

(the “Trust”)

Aberdeen Global Absolute Return Strategies Fund

(the “Fund”)

Supplement dated July 20, 2021 to the Fund’s Statutory Prospectus,

dated February 26, 2021, as supplemented to date (the “Prospectus”)

The following is added as the last paragraph to the Principal Strategies for the Fund in the section entitled, “Summary — Aberdeen Global Absolute Return Strategies Fund — Principal Strategies” on page 49 of the Prospectus:

The Fund’s investment strategies and current asset levels may result in a portfolio turnover rate calculation in excess of 100% on an annual basis.

The following is added after “Non-Hedging Foreign Currency Trading Risk” to the Principal Risks for the Fund in the section entitled, “Summary — Aberdeen Global Absolute Return Strategies Fund — Principal Risks” on page 50 of the Prospectus:

Portfolio  Turnover Risk — The Fund’s strategies and current asset levels may result in a portfolio turnover ratio calculation in excess of 100%.  High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

The chart in the section entitled, “Fund Details” on page 113 of the Prospectus is replaced with the following:

	Emerging Markets Debt Fund	GARS® Fund	Intermediate Municipal Income Fund	Short Duration High Yield Municipal Fund	Ultra Short Municipal Income Fund	International Real Estate Equity Fund	Realty Income & Growth Fund
Interest Rate Risk	✓	✓	✓	✓	✓
Investment-Grade Debt Securities	✓	✓	✓	✓	✓
Issuer Risk		✓				✓	✓
Management Risk	✓	✓	✓	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓	✓	✓	✓
Mid-Cap Securities Risk						✓	✓
Municipal Securities Risk			✓	✓	✓
Non-Diversified Fund Risk	✓						✓
Non-Hedging Foreign Currency Trading Risk	✓	✓
Portfolio Turnover Risk		✓		✓	✓
Private Placements and Other Restricted Securities Risk	✓			✓
Puerto Rico and U.S. Territories Risk				✓
REIT and Real Estate Risk						✓	✓
Sector Risk	✓	✓				✓	✓

Securities Lending	✓	✓	✓	✓	✓	✓	✓
Small-Cap Securities Risk						✓	✓
Sovereign Debt Risk	✓	✓
Temporary Investments	✓	✓	✓	✓	✓	✓	✓
Tender Option Bonds Risk			✓	✓	✓
Tobacco Related Bonds Risk				✓
U.S. Government Securities Risk		✓
Valuation Risk	✓	✓	✓	✓	✓	✓	✓
Variable and Floating Rate Securities Risk			✓		✓
Yield Risk					✓

Please retain this Supplement for future reference